As Filed with the U.S. Securities and Exchange Commission on June 28, 2019

File No.

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
__________________
FORM N-14 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)
__________________
American Century Capital Portfolios, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 Main Street, Kansas City, Missouri 64111 (Address of Principal Executive Offices)(Number, Street, City, State, Zip Code)
__________________
(816) 531-5575 (Area Code and Telephone Number)
__________________
Charles A. Etherington 4500 Main Street, Kansas City, Missouri 64111 (Name and Address of Agent for Service)
__________________
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Investor Class Shares, I Class Shares and A Class Shares of the Value Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on July 30, 2019, pursuant to Rule 488.

Combined Proxy Statement and Prospectus

July 30, 2019

Important Voting Information Inside

Capital Value Fund

Understand and Vote Your Proxy

Dear Shareholder,

We are asking you to vote on a proposed reorganization involving your fund. A brief description of the proposed reorganization is provided below while more detailed information is provided in the enclosed materials. The Board of Directors, including all of the Independent Directors, unanimously approved and recommend that you vote FOR the proposal.

We are proposing the reorganization of the Capital Value Fund into the Value Fund. IF the proposed reorganization is approved by shareholders, you will receive shares of the Value Fund in exchange for your shares in the Capital Value Fund.

The Q&A and proxy materials on the following pages describe the proposal in more detail. Our proxy solicitor, Broadridge Financial Solutions, Inc., may contact you if we haven’t received your vote. Your vote is extremely important, no matter how large or small your holdings.

How to vote
Please vote by one of the following methods:

Have your vote card handy for the web address and your voting number.	Have your vote card handy for the phone number and your voting number.	Mark your proxy vote, sign and return in the enclosed postage-paid envelope.

Questions?
If you have proxy questions or need assistance in casting your vote, please contact Broadridge Financial Solutions, Inc. at 1-844-858-7388. Thank you for investing with American Century Investments®.

Sincerely,
Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

American Century Investments
4500 Main Street, Kansas City, Missouri 64111

IMPORTANT NEWS FOR SHAREHOLDERS
While we encourage you to read the enclosed Combined Proxy Statement and Prospectus (“Proxy Statement and Prospectus”) in its entirety, here is a brief overview of the proposal you will be asked to vote on. This overview contains limited information, should be read in conjunction with, and is qualified in its entirety by reference to the more detailed information contained elsewhere in the Proxy Statement and Prospectus.
Questions & Answers

Q.	Why am I receiving this Proxy Statement and Prospectus?

A.
You are receiving this Proxy Statement and Prospectus because the fund you own, the Capital Value Fund (“Capital Value Fund”), a series of American Century Mutual Funds, Inc. (the “Existing Corporation”), will be having a Special Meeting of Shareholders (“Special Meeting”) on September 30, 2019.

Q.	What will I be asked to vote on at the Special Meeting?

A.
You will be asked to approve an agreement and plan of reorganization (the “Plan”) providing for the reorganization (the “Reorganization”) of the Capital Value Fund into the Value Fund, a series of American Century Capital Portfolios, Inc. (the “Value Fund,” and, together with the “Capital Value Fund,” the “Funds”).

Q.
Has the Board of Directors of the Existing Corporation (the “Existing Corporation Board”), including the Directors who are not “interested persons,” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Directors”) of the Existing Corporation approved the Reorganization? How do the Directors recommend that I vote?

A.
Yes, the Existing Corporation Board has determined that the Reorganization is in the best interests of the Capital Value Fund and its shareholders and approved the Reorganization and the Plan. The Existing Corporation Board, including all of its Independent Directors, unanimously recommends you vote FOR the proposal in this Proxy Statement and Prospectus to approve the Plan (the “Proposal”). For a discussion of the factors the Existing Corporation Board considered in approving the Reorganization, see “Reasons for the Reorganization” under the heading “Information About the Reorganization.”

Q.	What will happen to my existing shares?

A.	In exchange for your shares of the Capital Value Fund, you will receive the same class of shares of the Value Fund.

Q.	How do the investment objectives and principal investment strategies of the Capital Value Fund compare with those of the Value Fund?

A.
The investment objectives of the Funds are similar. The Funds both seek long-term capital capital growth as their primary objective but Value Fund also has a secondary objective of seeking income. The investment objective of both Funds is fundamental and may not be changed without the approval of their respective Fund’s shareholders. The principal investment strategies of the Funds are substantially the same, although the way they are described in their respective prospectuses may differ slightly. A comparison of the principal investment strategies is provided in this Proxy Statement and Prospectus under the heading “Comparison of Investment Objectives, Policies and Risks.”

Q.	Will portfolio management change?

A.	Yes.

Q.	Will I incur any transaction costs due to the Reorganization?

A.	No, you will not incur any transaction costs (e.g., sales charges or redemption fees) because of the Reorganization.

Q.	Will the Reorganization create a taxable event for me?

A.
No, the Reorganization is intended to have no direct or indirect federal income tax consequences for you. As a condition of the Reorganization, the Funds will receive an opinion of counsel that the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended and, generally, that no gain or loss will be recognized to the Capital Value Fund, its shareholders or the Value Fund with respect to the Reorganization. You should consult your own tax adviser to learn more about any potential personal tax consequences of the Reorganization, including foreign, state and local tax consequences.

For more information see the information under the headings “Tax Consequences” and “U.S. Federal Income Tax Consequences of the Reorganization” in this Proxy Statement and Prospectus.

Q.	What will the effect of the Reorganization be on the fees that I pay?

A.	Your new management fee will be equal to or lower than the management fee you currently pay net of waivers.

Q.	What is the timetable for the Reorganization?

A.	If shareholders approve the Proposal, the Reorganization is expected to occur on or about October 25, 2019.

Q.	Who will pay for the Reorganization?

A.	The Funds will not bear any expenses or transaction costs of the Reorganization. American Century Investment Management, Inc. will bear the expenses and transaction costs of the Reorganization.

Q.	What percentage of shareholders’ votes is required to approve the Reorganization?

A.
A majority of the outstanding voting shares of the Capital Value Fund entitled to vote thereon, as defined in the Investment Company Act of 1940 Act, is required to approve the Proposal. The 1940 Act defines such vote as the lesser of (i) more than 50% of the outstanding shares of the Capital Value Fund or (ii) 67% or more of the total number of shares of the Capital Value Fund present or represented by proxy at the Special Meeting, if more than 50% of the shares of the Capital Value Fund are present or represented by proxy.

Q.	What happens if a quorum is not present at the Special Meeting or if sufficient votes to pass the Proposal are not obtained by the meeting date?

A.
A quorum of shareholders is necessary to hold a valid meeting. Shareholders entitled to vote more than one-third of the issued and outstanding shares of the Capital Value Fund must be present in person or by proxy, to constitute a quorum for purposes of voting on the Reorganization. If a quorum is not present at the Special Meeting, or if a quorum is present at the meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Except when a quorum is not present at the meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the meeting or represented by proxy.

Q.	My holdings in the Capital Value Fund are small, why should I vote?

A.	Your vote makes a difference. If many shareholders do not vote their proxies, the Capital Value Fund may not receive enough votes to go forward with its Special Meeting.

Q.	What if the Reorganization is not approved?

A.
If shareholders of the Capital Value Fund do not vote to approve the Proposal, the Existing Corporation Board will consider other actions, including liquidation of the Capital Value Fund. These other courses of action may trigger taxable events for shareholders.

Q.	Who do I call if I have questions?

A.
If you need any assistance, or have any questions regarding the Proposal or the process of voting your shares, please call Broadridge Financial Solutions, Inc., the proxy solicitor, toll-free at (844) 858-7388, Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time. Please have your proxy materials available when you call.

Q.	How do I vote my shares?

A.	Proxy voting options:

•	Mail your signed and voted proxy back in the postage paid envelope provided.

•	Online at proxyvote.com.com using your proxy control number found on the enclosed proxy card.

•	By phone when you dial the toll-free number listed on your proxy ballot to reach an automated touchtone voting line.

•	By phone with a live operator when you call toll-free 1-844-858-7388 Monday through Friday 9 a.m. to 10 p.m. Eastern time.

•	In person at the special meeting on September 30, 2019.
Q. Will anyone contact me?

A.
You may receive a call from Broadridge Financial Solutions, Inc. Additionally, representatives of the Capital Value Fund, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD. YOUR VOTE IS VERY IMPORTANT!

Capital Value Fund
A Series of American Century Mutual Funds, Inc.
4500 Main Street, Kansas City, Missouri 64111
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD SEPTEMBER 30, 2019
To the Capital Value Fund Shareholders:
NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of the Capital Value Fund (the “Capital Value Fund”), a series of American Century Mutual Funds, Inc. (the “Existing Corporation”), is scheduled for September 30, 2019, at 10:00 a.m. Central time, at 4500 Main Street, Kansas City, Missouri 64111.
At the Special Meeting, shareholders of record of the Capital Value Fund will be asked to consider and vote on the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment thereof:
Proposal: To consider and approve an Agreement and Plan of Reorganization, pursuant to which the Value Fund (the “Value Fund”), a series of American Century Capital Portfolios, Inc. (“Acquiring Corporation”), would acquire all of the assets of, and assume the liabilities of, the Capital Value Fund in exchange for shares of the Value Fund to be distributed to the shareholders of the Capital Value Fund and the dissolution and termination of the Capital Value Fund (the “Reorganization”).
Shareholders of record at the close of business on July 26, 2019 (the “Record Date”), are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. The Proposal will be effected only if the Capital Value Fund’s shareholders approve the Proposal. Your attention is called to the accompanying Proxy Statement and Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND PROMPTLY RETURN THE ENCLOSED PROXY CARD OR PROMPTLY CAST YOUR VOTE BY TELEPHONE OR VIA THE INTERNET so that a quorum will be present and a maximum number of shares may be voted. Proxy instructions may be revoked at any time before they are exercised by submitting a written notice of revocation, by executing a superseding proxy or by attending the Special Meeting and voting in person. If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Except when a quorum is not present at the Special Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Special Meeting or represented by proxy.
The Existing Corporation Board unanimously recommends that the shareholders vote FOR the Proposal as described in the accompanying Proxy Statement and Prospectus.
By Order of the Board of Directors of American Century Mutual Funds, Inc.
Ward D. Stauffer
Secretary
July 30, 2019

Capital Value
The Existing Corporation Board is providing this Proxy Statement and Prospectus. The Existing Corporation Board is soliciting the proxies of Capital Value Fund shareholders for use in a Special Meeting to be held at 10:00 a.m. Central Time on September 30, 2019, at 4500 Main, Kansas City, Missouri 64111. Beginning on or about August 7, 2019, we are sending the Special Meeting Notice, this Proxy Statement and Prospectus, and proxy cards to shareholders of record as of the close of business on the Record Date. Please read this Proxy Statement and Prospectus and keep it for future reference. The Capital Value Fund previously sent its annual report and semiannual report to its shareholders. You may obtain a copy of the Capital Value Fund’s most recent annual report and semiannual report without charge by writing to the following address: American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200, or calling American Century Investments, at 1-800-345-2021. If you have any questions regarding this Proxy Statement and Prospectus, please contact our proxy solicitor, Broadridge Financial Solutions, Inc., the proxy solicitor, toll-free at (844) 858-7388, Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time.
IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2019
This Proxy Statement and Prospectus is available on the Internet at the website listed on your proxy card(s). On this website, you also will be able to access the Notice of Special Meeting of Shareholders, the form of proxy card and any amendments or supplements to the foregoing materials that are required to be furnished to shareholders. The Proxy Statement and Prospectus is also available at www.americancentury.com/fund-proxy. We encourage you to access and review all the important information contained in the proxy materials before voting.
IMPORTANT - We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the Internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Capital Value Fund the necessity of further solicitations to ensure a quorum at the Special Meeting.

COMBINED PROXY STATEMENT AND PROSPECTUS

dated July 30, 2019

Reorganization of
Capital Value
A Series of American Century Mutual Funds, Inc.
4500 Main Street
Kansas City, Missouri 64111
Telephone No.: 1-800-345-2021

In exchange for shares of

Value Fund
A Series of American Century Capital Portfolios, Inc.
4500 Main Street
Kansas City, Missouri 64111
Telephone No.: 1-800-345-2021

This document is a Combined Proxy Statement and Prospectus (“Proxy Statement and Prospectus”). We are sending you this Proxy Statement and Prospectus because the Board of Directors of American Century Mutual Funds, Inc. (the “Existing Corporation”), has called a special meeting of shareholders (the “Special Meeting”) of the Capital Value Fund (the “Capital Value Fund”), a series of the Existing Corporation. The Special Meeting is scheduled for September 30, 2019, at 10:00 a.m. Central time at 4500 Main, Kansas City, Missouri 64111.
At the Special Meeting, we are asking shareholders of the Capital Value Fund to consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment thereof:
Proposal: To approve an Agreement and Plan of Reorganization, pursuant to which the Value Fund (the “Value Fund”), a series of American Century Capital Portfolios, Inc. (“Acquiring Corporation”) would acquire all of the assets of, and assume the liabilities of, the Capital Value Fund in exchange for shares of the Value Fund to be distributed to the shareholders of the Capital Value Fund and the dissolution and termination of the Capital Value Fund (the “Reorganization”).
The Capital Value Fund and the Value Fund are both open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Capital Value Fund and Value Fund are collectively referred to as the “Funds.”
This Proxy Statement and Prospectus sets forth concisely the information about the Funds that you should know before considering the Reorganization, and should be retained for future reference. This Proxy Statement and Prospectus is accompanied by the prospectus for the Value Fund, dated August 1, 2019. Each of the following documents is incorporated by reference into this Proxy Statement and Prospectus (and is legally considered to be part of this Proxy Statement and Prospectus):

1.	The Statement of Additional Information to this Proxy Statement and Prospectus, dated July 30, 2019;

2.	The Prospectus for the Value Fund, dated August 1, 2019;

3.	The Statement of Additional Information relating to the Value Fund, dated August 1, 2019;

4.	The Prospectus for the Capital Value Fund, dated March 1, 2019; and

5.	The Statement of Additional Information for the Capital Value Fund, dated April 1, 2019.
References to the above-listed documents include any supplements to such documents in effect as of the date of this Proxy Statement and Prospectus. Copies of these materials and other information about the Funds’ respective documents may be obtained without charge by writing to the following address: American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200, or calling American Century Investments, at 1-800-345-2021. American Century’s documents are also available electronically at americancentury.com.
The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports and other information with the Securities and Exchange Commission (“SEC”). The Statement of Additional Information, dated July 30, 2019, relating to this Proxy Statement and Prospectus, has been filed by the Value Fund with the SEC.
You can also copy and review information about the Funds at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports and other information about the Capital Value Fund, the Existing Corporation, the Value Fund, and the Acquiring Corporation are available on the EDGAR Database on the SEC’s website at www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Synopsis	5
The Reorganization	5
Tax Consequences	5
The Funds	5
Comparison of Fees and Expenses of the Funds	6
Comparison of Investment Objectives, Policies and Risks	9
Performance of the Funds	15
Information About the Reorganization	17
Terms of the Agreement and Plan of Reorganization	17
Costs of the Reorganization and Solicitation	17
Reasons for the Reorganization	17
U.S. Federal Income Tax Consequences of the Reorganization	18
Material Differences Between the Rights of Shareholders	19
Existing and Pro Forma Capitalizations of the Funds	20
Additional Information About the Funds	21
Fund Management	21
Financial Highlights	23
Service Providers	23
General Information About the Special Meeting	24
Record Date of Mailing	24
Revocation of Proxies	24
Shareholder Approval	24
Shares Outstanding on the Record Date	25
Security Ownership of Certain Beneficial Owners and Management of the Fund	25
Solicitation of Proxies	26
Other Matters	26
Proxy Statement Delivery	27
Appendix A Form of Agreement and Plan of Reorganization	A-1
Appendix B Comparison of Fund Policies	B-1
Appendix C Value Fund and Capital Value Fund Financial Highlights	C-1

Synopsis
The Reorganization
At the Special Meeting, we are asking shareholders of the Capital Value Fund to approve the Reorganization, pursuant to which the Value Fund would acquire all of the assets of, and assume the liabilities of, the Capital Value Fund in exchange for shares of the Value Fund to be distributed to the shareholders of the Capital Value Fund and the dissolution and termination of the Capital Value Fund.
The Board of Directors of the Existing Corporation (the “Existing Corporation Board”), including the Directors who are not “interested persons,” within the meaning of Section 2(a)(19) of the 1940 Act, of the Existing Corporation (the “Independent Directors”), concluded at their June 26, 2019 meeting that the Reorganization is in the best interests of the Capital Value Fund shareholders. The Reorganization will allow Capital Value Fund shareholders to continue to access American Century’s capabilities and operational infrastructure in terms of shareholder servicing, relationship management, and product support. The Existing Corporation Board recommends that you vote FOR approval of the Reorganization.
If shareholders of the Capital Value Fund do not vote to approve the Reorganization, the Existing Corporation Board may consider possible alternative arrangements, including liquidation of the Capital Value Fund. These alternatives may trigger taxable events for shareholders.
If shareholders approve the Reorganization, we expect that the Reorganization will occur on October 25, 2019 (the “Closing Date”). On, or as soon as practicable after the Closing Date, each shareholder of the Capital Value Fund will receive shares of the Value Fund in exchange for their shares of the Capital Value Fund. The Capital Value Fund and the Value Fund are collectively referred to as the “Funds.”
Tax Consequences
As a condition to the Reorganization, the Funds will receive an opinion from counsel that the Reorganization will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”). See the section titled “U.S. Federal Income Tax Consequences of the Reorganization” below, for more details. Accordingly, neither the Capital Value Fund nor its shareholders will recognize any gain or loss from the Reorganization for U.S. federal income tax purposes. At any time prior to the Reorganization, a shareholder may redeem shares of the Capital Value Fund in the ordinary course. Any such redemption will result in the recognition of taxable gain or loss by the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.
The Funds have agreed to cooperate to facilitate the orderly reorganization of Capital Value Fund into Value Fund. It is anticipated that this transition may include the purchase and sale of certain portfolio securities of Capital Value Fund prior to the Reorganization, which could increase Capital Value Fund’s transition costs.  The sale of securities may result in the realization of capital gains to Capital Value Fund that would be distributed to shareholders prior to the Closing Date. You may also receive an additional capital gains distribution from Value Fund later this year.
The Funds
The Capital Value Fund is a series of the Existing Corporation, an open-end management investment company established under Maryland law as a Maryland

Corporation. The Value Fund is a series of the Acquiring Corporation, an open-end management investment company established under Maryland law as a Maryland Corporation.
Comparison of Fees of the Funds
Shareholders of the Capital Value Fund currently pay a unified management fee after waiver of 1.00% of the Capital Value Fund’s average daily net assets. If shareholders approve the Plan and Reorganization, you will pay the fees the Value Fund assesses.
The following tables compare the current fees and expenses of the Capital Value Fund with those expected of the Value Fund. The Capital Value Fund’s expenses are based upon the most recent unaudited financial statements as of April 30, 2019. The Value Fund’s expenses are based upon the most recent audited financial statements as of March 31, 2019.
Shareholder Fees and Annual Operating Expenses
In the Reorganization, Capital Value Fund shareholders will receive shares of the Value Fund.

Shareholder Fees (fees paid directly from your investment)	Capital Value Fund Investor Class	Value Fund Investor Class	Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Capital Value Fund Investor Class	Value Fund Investor Class	Pro Forma
Management Fee	1.10%	0.98%	0.98%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.10%	0.98%	0.98%
Fee Waiver[1]	0.10%	None	None
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	0.98%	0.98%

[1]
The advisor has agreed to waive 0.10 percentage points of Capital Value Fund’s management fee. The advisor expects this waiver to continue until February 29, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Shareholder Fees (fees paid directly from your investment)	Capital Value Fund I Class	Value Fund I Class	Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Capital Value Fund I Class	Value Fund I Class	Pro Forma
Management Fee	0.90%	0.78%	0.78%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.90%	0.78%	0.78%
Fee Waiver[1]	0.10%	None	None
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	0.78%	0.78%

[1]
The advisor has agreed to waive 0.10 percentage points of Capital Value Fund’s management fee. The advisor expects this waiver to continue until February 29, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Shareholder Fees (fees paid directly from your investment)	Capital Value Fund A Class	Value Fund A Class	Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None¹	None¹	None¹
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	None	None	None
1 Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Capital Value Fund A Class	Value Fund A Class	Pro Forma
Management Fee	1.10%	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.35%	1.23%	1.23%
Fee Waiver[1]	0.10%	None	None
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.23%	1.23%

[1]
The advisor has agreed to waive 0.10 percentage points of Capital Value Fund’s management fee. The advisor expects this waiver to continue until February 29, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the Funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the Funds’ operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Capital Value Fund
Investor Class	$102	$340	$597	$1,331
I Class	$82	$277	$489	$1,099
A Class	$695	$969	$1,264	$2,097
Value Fund
Investor Class	$100	$313	$542	$1,201
I Class	$80	$250	$434	$966
A Class	$693	$943	$1,212	$1,978
Value Fund Pro Forma
Investor Class	$100	$313	$542	$1,201
I Class	$80	$250	$434	$966
A Class	$693	$943	$1,212	$1,978
In addition to the Investor, I, and A Class shares, the Value Fund also offers Y, C, R, R5 and R6 Class shares, which may be subject to different fees and expenses. For more information about these other classes, please refer to the Value Fund prospectus.
The Funds have adopted a plan under Rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their A Class shares. Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Portfolio Turnover
The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Funds’ performances.
During its most recent fiscal year, the Capital Value Fund’s portfolio turnover rate was 17% of the average value of its portfolio. During its most recent fiscal year, the Value Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Comparison of Investment Objectives, Policies and Risks
This section will help you compare the investment objective and principal investment strategies and risks of the Capital Value Fund with those of the Value Fund. More complete information may be found in each Fund’s prospectus.
Investment Objectives
The investment objectives of the Capital Value Fund and the Value Fund are substantially similar; both Funds seek to achieve long-term capital growth. In addition, the Value Fund seeks income as a secondary objective. The Funds’ investment objectives are fundamental and may not be changed by the Existing Corporation Board without the approval of each Fund’s shareholders.
Principal Investment Strategies
The principal investment strategies of the Funds are similar. The portfolio managers for the Value Fund look for companies of all sizes whose stock price may not reflect the company’s value. The portfolio managers for the Capital Value Fund use a value investment strategy that invests primarily in stocks of medium to large companies that the portfolio managers believe are undervalued at the time of purchase. The Capital Fund also attempts to minimize taxable distributions to shareholders. Value Fund may have greater exposure to small and medium-sized companies which may be more volatile and subject to greater risk than larger companies.
Policies and Investment Limitations
The Funds are each subject to certain fundamental and nonfundamental investment policies. A fundamental policy may only be changed with shareholder approval, while a nonfundamental policy may be changed by the Fund’s Board without shareholder approval.
The fundamental and nonfundamental policies of the Funds are identical. For a side by side comparison of the policies see Appendix B.
Principal Risks
Because the Funds have similar investment objective and the investment strategies are substantially the same, the risks they are subject to are also substantially the same. Below is a comparison of the principal risk factors to which the Funds are subject. The fact that a risk is not listed as a principal risk in a Fund’s prospectus does not necessarily mean that shareholders of that Fund are not subject to that risk.
Capital Value Fund and Value Fund are each subject to the following principal risks:

•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•Value Investing – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Capital Value Fund has the following additional principal risk factor:
•Tax Risk – While the fund seeks to minimize taxable distributions to shareholders, it nonetheless may realize capital gains on the sale of investment securities and earn dividend income. Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains, or a combination of the two.
Value Fund has the following additional principal risk factor:
•Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.
Distribution and Purchase Procedures, Exchange Rights and Redemption Procedures
For both Funds, shares you purchase, exchange or redeem are priced based on the net asset value (“NAV”) next determined after your order is received. The NAV of each Fund is determined as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), the NAV is not calculated.
The Funds values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last reported sale price as of the time of valuation. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding official close price or last sale price of such securities on the foreign exchange where primarily traded or at the time each Fund’s NAV is determined, if that foreign exchange is open later than the NYSE. The value of any security or other asset denominated in a currency other than U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the Fund’s NAV is determined. Securities that are neither listed on a securities exchange or traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security. The Fund may use third party pricing services to assist in the determination of market value.
This table compares the distribution and purchase procedures, exchange rights and redemption procedures of the Funds:

Purchase, Redemption and Exchange Features
Eligibility
Capital Value Fund
Shares of the fund are for individual and institutional investors who meet the minimum initial investment amount.
Value Fund
Same.
Minimum Investments
Capital Value Fund

●Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for Investor and A Classes, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
●The minimum initial investment amount for I Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you have an aggregate investment in the American Century family of funds of $10 million or more ($5 million for endowments and foundations). This includes accounts held directly with American Century and those held through a financial intermediary.
●For Investor and A Classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Employer-sponsored retirement plans are not eligible to invest in the I Class.

Value Fund
Same.
Purchases/Redemptions
Capital Value Fund

Shares of the fund may be purchased or redeemed by telephone, mail, wire, or through a financial intermediary. Purchases of A Class shares may be subject to a front-end sales load. See the SAI for additional details.

Value Fund
Same.

Purchase, Redemption and Exchange Features
Payments to Broker-Dealers and Other Financial Intermediaries
Capital Value Fund

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Value Fund
Same.
Redemption Policies
Capital Value Fund

Generally, American Century expects to remit your redemption proceeds to you one business day after we process your transaction. However, we reserve the right to delay delivery of redemption proceeds up to seven days. Each time an investment is made, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. We may also require a signature guarantee for redemptions in other situations, as described below. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
Under normal market conditions, the fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling portfolio securities. However, American Century reserves the right to honor the redemption with securities, rather than cash. Additionally, the fund my consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemptions or during time of market stress.
Signatures guarantees may be required for certain types of redemptions.

Value Fund
Same.

Purchase, Redemption and Exchange Features
Exchanges
Capital Value Fund

Shareholders may exchange A Class shares for A Class shares of another American Century Investments fund, provided they meet the normal A Class eligibility requirements of such other fund, if (i) the exchange is for a minimum of $100, and (ii) for an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange. Because there is no sales charge or CDSC on Investor Class and I Class shares, shareholders may redeem and purchase shares into any other Investor or Institutional share class without incurring a sales charge. However, investors will have to meet the applicable minimum initial investment when purchasing new investments in these share classes.

Value Fund
Same.
Automatic Redemptions in Accounts Below Minimum
Capital Value Fund

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. For I Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund.

Value Fund
Same.
Dividends and Distributions
Capital Value Fund

The Fund generally declares distributions from net income, if any, daily. These distributions are paid on the last business day of the month. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Value Fund
Same.

Purchase, Redemption and Exchange Features
Frequent Trading
Capital Value Fund

The Fund’s abusive trading policies and procedures are designed to reduce the frequency and effect of frequent trading. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made: within seven days of the purchase, or within 30 days of the purchase, if it happens more than once per year.

Value Fund
Same.
In addition to the Investor, I and A Classes, the Value Fund also offers Y, C, R, R5 and R6 Class shares, which have different fees, expenses, eligibility requirements and/or minimum investment requirements. For more information about these other classes, refer to the Value Fund prospectus.

Performance of the Funds
The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show changes in the Funds’ performance from year to year for Investor Class shares. The tables show how the Funds’ average annual total returns for the periods shown compared with those of a broad measure of market performance. The Funds’ past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.
Sales charges and account fees, if applicable, are not reflected in the bar charts. If those charges were included, returns would be less than those shown.
Capital Value
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 15.88%
Lowest Performance Quarter (3Q 2011): -14.74%
As of June 30, 2019, the most recent calendar quarter end, the year to date return for the Capital Value Fund’s Investor Class shares was xxx%.

Average Annual Total Returns For the calendar year ended December 31, 2018	1 year	5 years	10 years
Investor Class Return Before Taxes	-8.29%	5.10%	10.10%
Return After Taxes on Distributions	-9.12%	3.25%	8.97%
Return After Taxes on Distributions and Sale of Fund Shares	-4.31%	3.91%	8.31%
I Class Return Before Taxes	-7.98%	5.33%	10.32%
A Class[1] Return Before Taxes	-13.77%	3.61%	9.17%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-8.27%	5.94%	11.17%

1 Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

Value
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 15.22%
Lowest Performance Quarter (3Q 2011): -13.87%
As of June 30, 2019, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was XX%.

Average Annual Total Returns For the calendar year ended December 31, 2018	1 year	5 years	10 years
Investor Class Return Before Taxes	-9.35%	5.00%	10.07%
Return After Taxes on Distributions	-11.47%	3.20%	8.95%
Return After Taxes on Distributions and Sale of Fund Shares	-3.88%	3.83%	8.26%
I Class Return Before Taxes	-9.15%	5.23%	10.31%
A Class Return Before Taxes	-14.73%	3.54%	9.18%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-8.27%	5.94%	11.17%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.11%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Capital Value Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Information About the Reorganization
Terms of the Agreement and Plan of Reorganization
If approved by shareholders, the Reorganization will take place per the terms and conditions contained in the Agreement and Plan of Reorganization (the “Plan”), a form of which is attached to this document as Appendix A. The description of the Plan below is qualified by reference to the full text of the Plan. If the parties satisfy all the conditions contained in the Plan, the Reorganization is expected to occur on the Closing Date.
Under the terms of the Plan, the Value Fund will acquire all assets of the Capital Value Fund on the Closing Date. The Value Fund will assume all the liabilities of the Capital Value Fund whether accrued, contingent, known, or otherwise. After the Reorganization is effected, the Capital Value Fund will dissolve and terminate.
On the Closing Date, shareholders of the Capital Value Fund will become shareholders of the Value Fund. Capital Value Fund shareholders will receive a proportional number of shares of the Value Fund in exchange for the shares of the Capital Value Fund.
The valuation process has been designed to avoid dilution to the shareholders of the Capital Value Fund. The assets of the Capital Value Fund and the NAV per share of the Value Fund will be computed using American Century Investments’ valuation policies and procedures.
The Plan may be amended at any time prior to the Closing Date. The Plan may be terminated and the Reorganization canceled prior to the Closing Date if either the Existing Corporation Board or the Value Fund Board determines that proceeding with the Reorganization would be inadvisable.
Costs of the Reorganization and Solicitation
The expenses of the Reorganization will be paid by American Century. Reorganization expenses include: (a) expenses associated with the preparation and filing of this Proxy Statement/Prospectus; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred in the preparation of the Proxy Statement/Prospectus; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Fund incurring such fee. Capital Value Fund will pay for any brokerage charges associated with the disposition of their respective portfolio securities prior to the Reorganization. Value Fund will pay for brokerage charges and other transaction costs associated with transactions (whether purchase or sale) involving assets received from Capital Value Fund in the Reorganization.
Reasons for the Reorganization
The Existing Corporation Board considered the Reorganization at a special meeting held on June 26, 2019, during which it met with representatives of ACIM to discuss the Reorganization. Representatives of ACIM advised the Existing Corporation Board that the Reorganization was being proposed because Capital Value Fund has failed to gain significant assets and shows limited potential for future asset growth. After considering options for Capital Value Fund, including liquidation, a merger was proposed to provide Capital Value shareholders the opportunity to remain invested in a similar strategy and without incurring a potential tax impact as a result of a liquidation.
The Existing Corporation Board reviewed and considered information provided to them to assist them in evaluating the Reorganization. In addition, the Independent Directors were advised by independent legal counsel in their considerations of the Plan and the Reorganization.
The Directors of the Existing Corporation Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Reorganization. Rather, the approval determinations were made on the basis of each Corporation’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Existing Corporation Board in making its determination:

•	The recommendation of ACIM with respect to the Reorganization;

•	The compatibility of the investment objectives and policies of Value Fund and Capital Value Fund;

•	The benefits to the shareholders of each of the Funds;

•	The comparative investment performance of the Funds;

•	The comparative fees paid by the Funds;

•	The fact that the reorganization would constitute a tax-free reorganization; and

•	That the interests of the shareholders of the Funds would not be diluted as a result of the reorganization.
After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Existing Corporation Board, the Existing Corporation Board, including a majority of its Independent Directors, concluded that the terms of the Plan were reasonable, and (i) participation in the Reorganization is in the best interest of the Capital Value Fund and its shareholders; and (ii) the interests of the Capital Value Fund’s shareholders would not be diluted as a result of the Reorganization. Therefore, the Existing Corporation Board, including a majority of its Independent Directors, determined to approve the Reorganization and directed that the Plan be submitted to shareholders of the Capital Value Fund for approval.
U.S. Federal Income Tax Consequences of the Reorganization
As a condition to the closing, the Funds will receive a legal opinion from Perkins Coie LLP substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

i.
The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Capital Value Fund and the Value Fund will each be a “party to a reorganization” within the meaning of Section 368(b);

ii.	No gain or loss will be recognized by the Value Fund upon the receipt of all of the assets and assumption of the liabilities of the Capital Value Fund solely in exchange for Value Fund Shares;

iii.
No gain or loss will be recognized by the Capital Value Fund upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Value Fund solely in exchange for the Value Fund Shares;

iv.
No gain or loss will be recognized by the Capital Value Fund upon the distribution (whether actual or constructive) of Value Fund Shares to Capital Value Fund Shareholders in exchange for their Capital Value Fund Shares, except for any gain or loss that may be required to be recognized solely as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

v.	No gain or loss will be recognized by any Capital Value Fund Shareholder upon the exchange of its Capital Value Fund Shares solely for Value Fund Shares (including fractional shares);

vi.
The aggregate tax basis of the Value Fund Shares (including fractional shares) received by each Capital Value Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Capital Value Fund Shares held by such Capital Value Fund Shareholder immediately prior to the Reorganization. The holding period of Value Fund Shares (including fractional shares) received by each Capital Value Fund Shareholder will include the period during which the Capital Value Fund Shares exchanged therefor were held by such shareholder, provided the Capital Value Fund Shares are held as capital assets at the time of the Reorganization; and

vii.
The tax basis of the assets of the Capital Value Fund acquired by the Value Fund will be the same as the tax basis of such assets to the Capital Value Fund immediately prior to the Reorganization, except for any assets which are required to be marked to market for U.S. federal income tax purposes as a result of the Reorganization or on which gain was recognized upon the transfer to the Value Fund. The holding period of the assets of the Capital Value Fund in the hands of the Value Fund will include the period during which those assets were held by the Existing Corporation on behalf of the Capital Value Fund.

No opinion is a guarantee that the tax consequences of the Reorganization will be as described above. Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. There is no assurance that the IRS or a court would agree with the opinion.
The opinions provided in connection with the Reorganizations may be based on customary assumptions and such representations as tax counsel may reasonably request. Shareholders of the Capital Value Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about the state and local tax consequences, if any, of the Reorganization.
The Funds have agreed to cooperate to facilitate the orderly reorganization of Capital Value Fund into Value Fund. It is anticipated that this transition may include the purchase and sale of certain portfolio securities of Capital Value Fund prior to the Reorganization, which could increase Capital Value Fund’s transition costs.  The sale of securities may result in the realization of capital gains to Capital Value Fund that would be distributed to shareholders prior to the Closing Date. You may also receive an additional capital gains distribution from Value Fund later this year.
As of October 31, 2018, the Capital Value Fund had no capital loss carryovers.
Material Differences Between the Rights of Shareholders
There are no material differences regarding the rights of shareholders of the Funds under applicable state law.

Existing and Pro Forma Capitalizations of the Funds
The following tables set forth, as of May 31, 2019: (i) the unaudited capitalization of the Capital Value Fund; (ii) the unaudited capitalization of the Value Fund; and (iii) the unaudited pro forma combined capitalization of the Value Fund assuming the Reorganization has been completed. If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date because of daily share redemption activity in the Capital Value Fund and changes in NAV.

	Capital Value Fund Investor Class	Value Fund Investor Class	Pro Forma Adjustments	Pro Forma Value Fund Investor Class
Net Assets	$122,134,336	$1,708,454,584		$1,830,588,920
Shares Outstanding	14,740,891	220,355,175	–	235,096,066
NAV	$8.29	$7.75		$7.79

	Capital Value Fund I Class	Value Fund I Class	Pro Forma Adjustments	Pro Forma Value Fund I Class
Net Assets	$3,269,649	$311,759,368		$315,029,017
Shares Outstanding	393,423	40,112,031	–	40,505,454
NAV	$8.31	$7.77		$7.78

	Capital Value Fund A Class	Value Fund A Class	Pro Forma Adjustments	Pro Forma Value Fund A Class
Net Assets	$2,730,584	$71,465,497		$74,196,081
Shares Outstanding	330,622	9,229,173	–	9,559,795
NAV	$8.26	8.21		$7.76

Additional Information About the Funds
Fund Management
Investment Advisor

	Capital Value Fund	Value Fund
Investment Advisor	ACIM 4500 Main Street Kansas City, MO 64111	Same.
Experience and Services
ACIM has been managing mutual funds since 1958. ACIM will provide general management services to the Value Fund including overall supervisory responsibility for the general management and investment of the Value Fund’s assets. The advisor also arranges for transfer agency, custody and all other services necessary for the Value Fund to operate.
Same.
Compensation
ACIM receives a unified management fee based on a percentage of the daily net assets of each class of shares of the Capital Value Fund. The management fee is calculated daily and paid monthly in arrears. Out of the Capital Value Fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal counsel fees), extraordinary expenses, and Rule 12b-1 fees, if any. The management fees paid by the Capital Value Fund to the ACIM for fiscal year ended October 31, 2018 was 1.00% for Investor Class, 0.80% for I Class, and 1.00% for A Class.

ACIM receives a unified management fee based on a percentage of the daily net assets of each class of shares of the Value Fund. The management fee is calculated daily and paid monthly in arrears. Out of the Value Fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal counsel fees), extraordinary expenses, and Rule 12b-1 fees, if any. The management fees paid by the Value Fund to the ACIM for fiscal year ended March 31, 2019 was 0.98% for Investor Class, 0.78% for I Class, and 0.98% for A Class.

[1]
A discussion regarding the basis for the Existing Corporation Board’s approval of the Capital Value Fund’s investment advisory agreement with ACIM is available in the Capital Value Fund’s Annual Report to Shareholders dated October 31, 2018.

[2]
A discussion regarding the basis for the Value Fund Board’s approval of the Value Fund’s investment advisory agreement with ACIM is available in the Value Fund’s Semiannual Report to shareholders dated September 30, 2019.

Portfolio Managers
The portfolio managers for the Value Fund who are jointly and primarily responsible for the day-to-day management of the Fund are identified below.
Phillip N. Davidson
Mr. Davidson, Senior Vice President and Executive Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 1993 as a portfolio manager. He has a bachelor’s degree in finance and an MBA from Illinois State University. He is a CFA charterholder.
Michael Liss
Mr. Liss, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 1998. He became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder and a CPA.
Kevin Toney
Mr. Toney, Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.
Brian Woglom
Mr. Woglom, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005 as an investment analyst. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.
Philip Sundell
Mr. Sundell, Portfolio Manager, has been a member of the team that manages the fund since 2002. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor’s degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
The portfolio managers for the Capital Value Fund who are jointly and primarily responsible for the day-to-day management of the Fund are identified below.

Philip Sundell
Mr. Sundell, Portfolio Manager, has been a member of the team that manages the fund since 2002. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor’s degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.
Brian Woglom
Mr. Woglom, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005 as an investment analyst. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Financial Highlights
For financial statement purposes, the Value Fund will be the accounting survivor of the Reorganization.
The financial highlights of the Capital Value Fund and Value Fund are included as Appendix C to this Proxy Statement and Prospectus.
Service Providers
The following table lists additional principal service providers for the Funds.

Provider	Capital Value Fund	Value Fund
Distributor	American Century Investment Services, Inc. 4500 Main Street Kansas City, MO 64111	Same.
Administrator	American Century Services, LLC 4500 Main Street Kansas City, MO 64111	Same.
Custodian	State Street Bank and Corporation Company (SSB) State Street Financial Center One Lincoln Street Boston, MA 02111	Same.
Transfer Agent	American Century Services, LLC 4500 Main Street Kansas City, MO 64111	Same.
Independent Auditor	Deloitte & Touche LLP 1100 Walnut Kansas City, MO 64106	Same.

General Information About the Special Meeting
Record Date and Mailing
The Existing Corporation Board is providing this Proxy Statement and Prospectus in connection with the solicitation of proxies for the vote of shareholders at the Special Meeting. The Special Meeting is scheduled to begin at 10:00 a.m. Central time, on September 30, 2019. Holders of record of the shares of the Capital Value Fund at the close of business on July 26, 2019 (the “Record Date”), as to any matter on which they are entitled to vote, will be entitled to one vote for each whole share and a proportional fractional vote for each fractional share. This Proxy Statement and Prospectus, along with the Notice of Special Meeting and proxy card, is first being mailed to shareholders of record of the Capital Value Fund on or about August 7, 2019.
Revocation of Proxies
Any shareholder of the Capital Value Fund giving a proxy has the power to revoke it at any time prior to its exercise by submitting a written notice of revocation by mail (addressed to the Secretary of the Capital Value Fund), by executing a superseding proxy or by voting in person at the Special Meeting. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is properly made, in favor of the Proposal.
Shareholder Approval
A quorum of shareholders is necessary to hold a valid meeting. Shareholders entitled to vote more than one-third of the issued and outstanding shares of the Capital Value Fund must be present in person or by proxy, to constitute a quorum for purposes of voting on the Proposal. If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Except when a quorum is not present at the Special Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Special Meeting or represented by proxy.
The Reorganization must be approved by a majority of the outstanding voting shares of the Capital Value Fund entitled to vote thereon, as defined in the 1940 Act. The 1940 Act defines such vote as the lesser of (i) more than 50% of the outstanding shares of the Capital Value Fund or (ii) 67% or more of the total number of shares of the Capital Value Fund present or represented by proxy at the Special Meeting, if more than 50% of the shares of the Capital Value Fund are present or represented by proxy. The Capital Value Fund expects that broker-dealer firms or other financial intermediaries holding shares of the Fund in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Special Meeting. The Capital Value Fund will include shares held of record by broker-dealers whose customers authorized it to vote such shares in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Shares as to which properly executed proxies are returned but that are marked “abstain” or with respect to which a broker-dealer has declined to vote on the Proposal (“broker non-votes”) will also be counted as present for the purposes of determining a quorum. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Reorganization.

In addition to voting by giving a proxy either by mail, internet or telephone or at the Special Meeting, any shareholder may attend the Special Meeting and vote in person. Any shareholder who attends the Special Meeting and wishes to vote in person will be given a ballot prior to the vote. If the shares of a shareholder wishing to vote in person are held in the name of a broker, bank, or other nominee, the shareholder must bring a letter from the nominee indicating that the shareholder is the beneficial owner of the shares on the Record Date and authorizing the shareholder to vote.
Shares Outstanding on the Record Date
Only holders of record at the close of business on the Record Date are entitled to vote at the Special Meeting or any adjournment thereof. The following chart sets forth the number of shares of the Capital Value Fund issued and outstanding and the number of votes entitled to vote at the close of business on the Record Date.

Share Class	Number of Shares
Investor Class
I Class
A Class
Security Ownership of Certain Beneficial Owners and Management of the Fund
The following table lists the persons that as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of the Capital Value Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Capital Value Fund or acknowledges the existence of such control. As a controlling shareholder, such person could control the outcome of any proposal submitted to shareholders for approval including approval of the Proposal.

Share Class	Shareholder Name and Address	Percentage of Share Class
Investor Class
Charles Schwab & Co Inc San Francisco, California
National Financial Services LLC Jersey City, New Jersey
I Class
Capinco C/O US Bank Milwaukee, Wisconsin
Band & Co C/O US Bank Milwaukee, Wisconsin
MSSB LLC New York, New York
National Financial Services LLC Jersey City, New Jersey

Wells Fargo Clearing Services LLC St. Louis, Missouri
Pershing LLC Jersey City, New Jersey
A Class
BNY Mellon Investment Servicing Inc FBO Primerica Financial Services King of Prussia, Pennsylvania
Nationwide Trust Company FSB Columbus, Ohio
Edward D Jones & CO St. Louis, Missouri
Wells Fargo Clearing Services LLC St. Louis, Missouri
Bart W Reagor & Carla A Reagor Lubbock, Texas
At the close of business on the Record Date, Officers and Directors of the Existing Corporation owned less than 1% of the Capital Value Funds’ outstanding shares.
Solicitation of Proxies
American Century Services, LLC (“ACS”), the transfer agent and administrator to the Funds, has entered into a contract with Broadridge Financial Solutions, Inc. (“Broadridge”) pursuant to which Broadridge will provide certain project management, telephone solicitation and internet and telephonic voting services in addition to providing for the mailing of the Proxy Statement. The fees to be paid to Broadridge under the contract are estimated to be $38,000 in the aggregate.
The expenses associated with this Proxy Statement are anticipated to include the following: (a) expenses associated with the preparation of this Proxy Statement; (b) the costs of printing and mailing the proxy materials and other materials used in connection with the proxy solicitation; (c) accounting and legal fees incurred in connection with the preparation of this Proxy Statement or in connection with the proxy solicitation; (d) solicitation, tabulation and related processing costs (including the costs of a third party solicitor and tabulation agent); and (e) other related administrative or operational costs. The Funds will pay all expenses associated with this Proxy Statement, which are estimated to be approximately $50,000 in the aggregate, including the fees paid to Broadridge.
Other Matters
The Capital Value Fund is not aware of any other matters that are expected to arise at the Special Meeting. If any other matter should arise, however, the persons named in properly executed proxies have discretionary authority to vote such proxies as they shall decide.
The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders of the Capital Value Fund who wish to present a proposal for action at a future meeting should submit a written proposal to the Existing

Corporation for inclusion in a future proxy statement. Submission of a proposal does not necessarily mean that such proposal will be included in the Capital Value Fund’s proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval. If the Reorganization is approved by the Capital Value Fund’s shareholders, there will be no further meetings of the Capital Value Fund’s shareholders.
Shareholders of the Value Fund wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders of the Value Fund should send their written proposals to Corporate Secretary, American Century Investments, P.O. Box 418210, Kansas City, Missouri, 64141-9210, or by e-mail to corporatesecretary@americancentury.com so that they are received within a reasonable time before any such meeting.
Proxy Statement Delivery
To reduce the amount of mail you receive from us, we are delivering a single copy of the Proxy Statement and Prospectus to investors who share an address, even if their accounts are registered under different names. On written or oral request, we will promptly deliver this Proxy Statement and Prospectus to an investor at a shared address at which we delivered a single copy of this Proxy Statement and Prospectus. You may obtain an additional copy of this proxy statement by calling Broadridge Financial Solutions, LLC, the proxy solicitor, toll-free at (844) 858-7388, Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time.

Appendix A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
BETWEEN
AMERICAN CENTURY MUTUAL FUNDS, INC.
WITH RESPECT TO ITS
CAPITAL VALUE FUND
AND
AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
WITH RESPECT TO ITS
VALUE FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [__] day of [_____________], by and between AMERICAN CENTURY MUTUAL FUNDS, INC., a Maryland corporation, with its principal place of business at 4500 Main Street, Kansas City, Missouri 64111-0141 (the “Acquirer”), with respect to its Capital Value Fund (the “Acquiring Fund”) and AMERICAN CENTURY CAPITAL PORTFOLIOS, INC., a Maryland corporation, with its principal place of business at 4500 Main Street, Kansas City, Missouri 64111-0141 (the “Acquiree”), with respect to its Value Fund, a series of the Acquiree (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).
RECITALS
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of the net assets of the Acquired Fund in exchange for Investor Class, I Class, and A Class Shares, par value $0.01 per share, of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of Investor Class Shares of the Acquiring Fund to the holders of Investor Class Shares of the Acquired Fund, the distribution of I Class Shares of the Acquiring Fund to the holders of I Class Shares of the Acquired Fund, the distribution of A Class Shares of the Acquiring Fund to the holders of A Class Shares of the Acquired Fund, and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquired Fund is a separate series of the Acquiree, the Acquiring Fund is a separate series of the Acquirer, and the Acquirer and the Acquiree are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares;
WHEREAS, the Directors of the Acquirer have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and
WHEREAS, the Directors of the Acquiree have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.
AGREEMENT
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND
1.1    THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the assets of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1 by the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Investor Class Shares of the Acquired Fund will receive Investor Class Shares of the Acquiring Fund, holders of I Class Shares of the Acquired Fund will receive I Class Shares of the Acquiring Fund, and holders of A Class Shares of the Acquired Fund will receive A Class Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2    ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.
1.3    LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date other than the ordinary course liabilities reflected in the Acquired Fund’s net asset value incurred by the Acquired Fund prior to the Closing Date in connection with its on-going business operations (including accrued fees and expenses and payables for securities purchased or for shares redeemed) (“Acquired Fund Ordinary Course Liabilities”). Subject to the terms and conditions contained in this Agreement and on the basis of the representations and warranties contained in this Agreement, on the Closing Date, the Acquiring Fund shall assume and thereafter in due course pay and fully satisfy, discharge or perform the Acquired Fund Ordinary Course Liabilities. For avoidance of doubt, the Acquiring Fund shall not assume or agree to pay, satisfy, discharge or perform any contingent liabilities, or any liabilities arising under any plan adopted by the Acquired Fund under Rule 12b-1 with respect to the sale of the Acquired Fund’s shares prior to the Closing Date.
1.4    LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5    OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.6    TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7    REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.8    TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9    BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.
ARTICLE II

VALUATION
2.1    VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation, Bylaws and the Acquiring Fund’s then current prospectus and statement of additional information.
2.2    VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation, Bylaws and the Acquiring Fund’s then current prospectus and statement of additional information.
2.3    SHARES TO BE ISSUED. The number of the Acquiring Fund’s shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined as set forth in paragraph 1.1.

2.4    DETERMINATION OF VALUE. All computations of value shall be made by American Century Investment Management, Inc. or its affiliates, on behalf of the Acquiring Fund and the Acquired Fund.
ARTICLE III

CLOSING AND CLOSING DATE
3.1    CLOSING DATE. The closing shall occur on or about October 25, 2019, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m., Eastern Time, on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of American Century Investments, 4500 Main Street, Kansas City, Missouri 64111‑0141, or at such other time and/or place as the parties may agree.
3.2    CUSTODIAN’S CERTIFICATE. The Acquired Fund shall cause the custodian for the Acquired Fund (the “Custodian”), to deliver within one business day of the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund as of the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3    EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business Friday after the day when trading is fully resumed and reporting is restored.
3.4    TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause the transfer agent for the Acquired Fund as of the Closing Date, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause American Century Services, LLC, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiree or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the

Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officer’s certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.
ARTICLE IV

REPRESENTATIONS AND WARRANTIES
4.1    REPRESENTATIONS OF THE ACQUIRED FUND. The Acquiree, on behalf of the Acquired Fund, represents and warrants to the Acquirer as follows:

a)	The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing and in good standing under the laws of Maryland.
b)
The Acquiree is registered as an open-end management investment company under the 1940 Act, and the Acquiree’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

c)
The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d)
The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Acquiree’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e)
The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)
No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g)
The financial statements of the Acquired Fund as of October 31, 2018, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and audited by Deloitte & Touche LLP, independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly and accurately reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)
Since the date of the financial statements referred to in subparagraph (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as identified and disclosed by the Acquired Fund on a schedule to this Agreement. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund in and of itself shall not constitute a material adverse change.

i)
All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been timely and accurately filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)
All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

k)
At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund and its Board of Directors. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

m)
The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)
The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

o)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Acquiree, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement (as defined in paragraph 5.7), and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquirer on behalf of the Acquiring Fund represents and warrants to the Acquiree as follows:

a)	The Acquiring Fund is a legally designated, separate series of a corporation duly organized, validly existing and in good standing under the laws of Maryland.
b)
The Acquirer is registered as an open-end management investment company under the 1940 Act, and the Acquirer’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)
The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)
The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of any provision of the Acquirer’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)
No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)
The financial statements of the Acquiring Fund as of March 31, 2019, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and audited by Deloitte & Touche LLP, independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquired Fund) fairly and accurately reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)
Since the date of the financial statements referred to in subparagraph (f) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as identified and disclosed by the Acquiring Fund on a schedule to this Agreement. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund in and of itself shall not constitute a material adverse change.

h)
All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been timely and accurately filed and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for their payment. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i)
All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and has no outstanding securities convertible into any Acquiring Fund Shares.

j)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund and its Board of Directors, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

k)
Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

l)
The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

m)
The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code, as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

n)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Acquirer, for itself, and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in paragraph 5.7), and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

o)
The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1    OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions, provided, however, that the Acquired Fund may be closed to new investments in anticipation of the Reorganization.
5.2    APPROVAL OF SHAREHOLDERS. The Acquiree will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.
5.3    INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.4    ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5    FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
5.6    STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquiree’s Treasurer.
5.7    PREPARATION OF REGISTRATION STATEMENT AND PROXY. The Acquirer will review and file with the Commission a registration statement on Form N‑14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statement (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.
5.8    DISTRIBUTIONS. On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders substantially all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and substantially all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
5.9     TAX RETURNS. The Acquiring Fund and the Acquired Fund agree to cooperate with each other after the Closing in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

5.10    CONFIRMATION OF TAX BASIS. The Acquired Fund shall deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis and holding period of each of the Assets delivered to the Acquiring Fund hereunder.
ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement, on or before the Closing Date.
6.1    All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund on such Closing Date a certificate executed in the Acquiring Fund’s name by the Acquirer’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date.
7.1    All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the Acquiree’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
7.2    The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date.
ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1    This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the Board of Directors and the Acquired Fund Shareholders in accordance with applicable law and the provisions of the Acquiree’s Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2    On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3    All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.
8.4    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5    The parties shall have received an opinion of Perkins Coie LLP substantially to the effect that for federal income tax purposes:

a)
The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c)
No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e)
The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)
The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

g)
The taxable year of the Capital Value Fund will not end as a result of the Reorganization, and the Value Fund will succeed to and take into account the applicable items of the Capital Value Fund described in Code Section 381(c), subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and the Treasury Regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as Perkins Coie LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES
As soon as practical after the Closing, American Century Investment Management, Inc., or its affiliates, shall pay expenses associated with the Acquiring Fund’s and Acquired Fund’s participation in the Reorganization. Such Reorganization expenses include: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Fund incurring such fee. The Acquired Fund will pay for any brokerage charges associated with the disposition of its respective portfolio securities prior to the Reorganizations. The Acquiring Fund will pay for any brokerage charges and other transaction costs associated with transactions (whether purchase or sale) involving assets received by the Acquired Fund in the Reorganization.
ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1    The Acquirer, on behalf of the Acquiring Fund, and the Acquiree, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2    Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI

TERMINATION
This Agreement may be terminated by the mutual agreement of the Acquirer and the Acquiree. In addition, either the Acquirer or the Acquiree may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c)
a determination by a party’s Board of Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Acquiree or the Acquirer, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquirer, the Acquired Fund, the Acquiree, or their respective directors or officers, to the other party or its directors or officers.
ARTICLE XII

AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiree and the Acquirer as specifically authorized by their respective Boards of Directors; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY
13.1    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
13.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
13.3    This Agreement shall be governed by and construed in accordance with the laws of the State of Missouri, without regard to the conflict of laws rules of that or any other jurisdiction.
13.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. on behalf of its portfolio,
VALUE FUND

By:________________________________________________________

Title:_______________________________________________________

AMERICAN CENTURY MUTUAL FUNDS, INC. on behalf of its portfolio,
CAPITAL VALUE FUND

By:_________________________________________________________

Title:_______________________________________________

Appendix B
Comparison of Fund Policies

Fundamental Policies

Subject	Capital Value Fund	Value Fund
Investment Objective	The fund may not change its investment objective without shareholder approval.	Same.
Senior Securities	The fund may not issue senior securities, except as permitted under the Investment Company Act.	Same.
Borrowing
The fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).
Same.
Lending
The fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
Same.
Real Estate
The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
Same.
Concentration
The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
Same.
Underwriting
The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
Same.

Subject	Capital Value Fund	Value Fund
Commodities
The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
Same.
Control	The fund may not invest for purposes of exercising control over management.	Same.

Nonfundamental Policies

Subject	Capital Value Fund	Value Fund
Leveraging	The fund may not purchase additional investment securities at any time when outstanding borrowings exceed 5% of the total assets of the fund.	Same.
Liquidity
The fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
Same.
Short Sales
The fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
Same.
Margin
The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving futures, options (puts, calls, etc.), swaps, short sales, forward contracts, commitment agreements, and other similar investment techniques shall not be deemed to constitute purchasing securities on margin.
Same.
Futures and Options
The fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
Same.

Subject	Capital Value Fund	Value Fund
Issuers with Limited Operating Histories
The fund may invest a portion of its assets in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.
Same.

Appendix C

Value Fund and Capital Value Fund Financial Highlights

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended March 31, 2019 and prior for the Value Fund and the financial highlights for the fiscal year ended October 31, 2018 and prior for Capital Value Fund have been audited by Deloitte & Touche LLP, independent registered public accounting firm. The financial statements and the unqualified opinion of Deloitte & Touche LLP are included in the annual reports of the Funds, which are available upon request by calling 800-345-2021. The information for the six-month period ended April 30, 2019 for Capital Value Fund has been derived from such Fund’s unaudited financial statements and includes all adjustments that American Century considers necessary for a fair presentation of such information. Capital Value Fund’s unaudited financial statements are included in such Fund’s semiannual report for the six months ended April 30, 2019, which is also available upon request.

Value Fund

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data
		Income From Investment Operations:			Distributions From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)
Investor Class
2019	$8.65	0.15	0.15	0.30	(0.14)	(0.71)	(0.85)	$8.10	4.01%
2018	$8.98	0.14	0.17	0.31	(0.13)	(0.51)	(0.64)	$8.65	3.38%
2017	$7.73	0.13	1.39	1.52	(0.12)	(0.15)	(0.27)	$8.98	19.79%
2016	$8.55	0.13	(0.28)	(0.15)	(0.15)	(0.52)	(0.67)	$7.73	(1.53)%
2015	$8.46	0.13	0.62	0.75	(0.13)	(0.53)	(0.66)	$8.55	8.91%
I Class
2019	$8.67	0.16	0.15	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%
2018	$9.00	0.16	0.17	0.33	(0.15)	(0.51)	(0.66)	$8.67	3.58%
2017	$7.75	0.14	1.40	1.54	(0.14)	(0.15)	(0.29)	$9.00	19.98%
2016	$8.56	0.15	(0.27)	(0.12)	(0.17)	(0.52)	(0.69)	$7.75	(1.21)%
2015	$8.47	0.15	0.62	0.77	(0.15)	(0.53)	(0.68)	$8.56	9.10%
A Class
2019	$8.65	0.12	0.15	0.27	(0.12)	(0.71)	(0.83)	$8.09	3.63%
2018	$8.98	0.12	0.17	0.29	(0.11)	(0.51)	(0.62)	$8.65	3.13%
2017	$7.73	0.11	1.39	1.50	(0.10)	(0.15)	(0.25)	$8.98	19.49%
2016	$8.54	0.11	(0.27)	(0.16)	(0.13)	(0.52)	(0.65)	$7.73	(1.65)%
2015	$8.45	0.11	0.62	0.73	(0.11)	(0.53)	(0.64)	$8.54	8.64%

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data	Ratios and Supplemental Data
	Ratio to Average Net Assets of:
	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019	0.98%	1.70%	48%	$1,845,967
2018	0.98%	1.59%	35%	$2,043,212
2017	0.98%	1.48%	46%	$2,380,747
2016	0.98%	1.65%	48%	$2,009,044
2015	0.97%	1.54%	45%	$2,003,967
I Class
2019	0.78%	1.90%	48%	$313,183
2018	0.78%	1.79%	35%	$648,241
2017	0.78%	1.68%	46%	$524,448
2016	0.78%	1.85%	48%	$546,782
2015	0.77%	1.74%	45%	$1,215,076
A Class
2019	1.23%	1.45%	48%	$80,120
2018	1.23%	1.34%	35%	$116,377
2017	1.23%	1.23%	46%	$158,200
2016	1.23%	1.40%	48%	$138,798
2015	1.22%	1.29%	45%	$365,063
Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

Capital Value Fund

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data
		Income From Investment Operations:			Distributions From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)
Investor Class
2019(3)	$8.62	0.08	0.44	0.52	(0.16)	(0.14)	(0.30)	$8.84	6.58%
2018	$9.40	0.14	0.06	0.20	(0.14)	(0.84)	(0.98)	$8.62	2.01%
2017	$8.71	0.16	1.29	1.45	(0.14)	(0.62)	(0.76)	$9.40	17.24%
2016	$9.05	0.14	0.21	0.35	(0.14)	(0.55)	(0.69)	$8.71	4.36%
2015	$9.71	0.12	(0.08)	0.04	(0.13)	(0.57)	(0.70)	$9.05	0.61%
2014	$8.51	0.12	1.20	1.32	(0.12)	—	(0.12)	$9.71	15.68%
I Class
2019(3)	$8.65	0.09	0.44	0.53	(0.18)	(0.14)	(0.32)	$8.86	6.66%
2018	$9.44	0.16	0.05	0.21	(0.16)	(0.84)	(1.00)	$8.65	2.11%
2017	$8.74	0.18	1.30	1.48	(0.16)	(0.62)	(0.78)	$9.44	17.55%
2016	$9.08	0.16	0.21	0.37	(0.16)	(0.55)	(0.71)	$8.74	4.67%
2015	$9.74	0.14	(0.08)	0.06	(0.15)	(0.57)	(0.72)	$9.08	0.72%
2014	$8.54	0.14	1.20	1.34	(0.14)	—	(0.14)	$9.74	15.86%

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data
		Income From Investment Operations:			Distributions From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)
A Class
2019(3)	$8.58	0.07	0.44	0.51	(0.14)	(0.14)	(0.28)	$8.81	6.45%
2018	$9.37	0.12	0.05	0.17	(0.12)	(0.84)	(0.96)	$8.58	1.63%
2017	$8.68	0.13	1.30	1.43	(0.12)	(0.62)	(0.74)	$9.37	16.99%
2016	$9.01	0.12	0.22	0.34	(0.12)	(0.55)	(0.67)	$8.68	4.21%
2015	$9.67	0.09	(0.07)	0.02	(0.11)	(0.57)	(0.68)	$9.01	0.34%
2014	$8.48	0.10	1.19	1.29	(0.10)	—	(0.10)	$9.67	15.32%

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data	Ratios and Supplemental Data
	Ratio to Average Net Assets of:
	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	1.00%(4)	1.10%(4)	2.03%(4)	1.93%(4)	8%	$132,123
2018	1.00%	1.10%	1.63%	1.53%	17%	$132,588
2017	1.01%	1.11%	1.76%	1.66%	26%	$145,583
2016	1.00%	1.10%	1.72%	1.62%	45%	$133,732
2015	1.00%	1.10%	1.28%	1.18%	31%	$143,698
2014	1.00%	1.10%	1.32%	1.22%	31%	$151,715
I Class
2019(3)	0.80%(4)	0.90%(4)	2.23%(4)	2.13%(4)	8%	$2,759
2018	0.80%	0.90%	1.83%	1.73%	17%	$2,096
2017	0.81%	0.91%	1.96%	1.86%	26%	$3,116
2016	0.80%	0.90%	1.92%	1.82%	45%	$1,924
2015	0.80%	0.90%	1.48%	1.38%	31%	$3,071
2014	0.80%	0.90%	1.52%	1.42%	31%	$3,019

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data	Ratios and Supplemental Data
	Ratio to Average Net Assets of:
	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	1.25%(4)	1.35%(4)	1.78%(4)	1.68%(4)	8%	$2,753
2018	1.25%	1.35%	1.38%	1.28%	17%	$2,957
2017	1.26%	1.36%	1.51%	1.41%	26%	$3,685
2016	1.25%	1.35%	1.47%	1.37%	45%	$4,312
2015	1.25%	1.35%	1.03%	0.93%	31%	$4,504
2014	1.25%	1.35%	1.07%	0.97%	31%	$4,107

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2019

Reorganization of

Capital Value
A Series of American Century Mutual Funds, Inc.
4500 Main Street, Kansas City, Missouri 64111
Telephone No.: 1-800-345-2021

In exchange for shares of

Value Fund
A Series of American Century Capital Portfolios, Inc.
4500 Main Street
Kansas City, Missouri 64111
Telephone No.: 1-800-345-2021

This Statement of Additional Information dated July 30, 2019 is not a prospectus. A Proxy Statement and Prospectus dated July 30, 2019, related to the above-referenced matters may be obtained by calling Broadridge Financial Solutions, LLC, toll-free at (844) 858-7388, Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time. This Statement of Additional Information should be read in conjunction with such Proxy Statement and Prospectus.
TABLE OF CONTENTS

1.	The Statement of Additional Information for Capital Value, dated April 1, 2019;

2.	The Statement of Additional Information for Value Fund, dated August 1, 2019;

3.	Audited Financial Statements of Capital Value, a series of American Century Mutual Funds, Inc., dated October 31, 2018.

4.	Unaudited Financial Statements of Capital Value, a series of American Century Mutual Funds, Inc., dated April 30, 2019.

5.	Audited Financial Statements of Value, a series of American Century Capital Portfolios, Inc., dated March 31, 2019.
INFORMATION INCORPORATED BY REFERENCE

1.
The Statement of Additional Information for Capital Value, a series of American Century Mutual Funds, Inc., dated April 1, 2019, is incorporated by reference to American Century Mutual Funds, Inc., Post-Effective

Amendment No. 157 to its Registration Statement on Form N-1A (File No. 002-14213) which was filed with the Securities and Exchange Commission on March 29, 2019.

2.
The Statement of Additional Information for Value Fund, a series of American Century Capital Portfolios, Inc., dated August 1, 2019, is incorporated by reference to American Century Capital Portfolios, Inc., Post-Effective Amendment No. 112 to its Registration Statement on Form N-1A (File No. 033-64872) which was filed with the Securities and Exchange Commission on July 29, 2019.

3.
Audited Financial Statements of Capital Value, a series of American Century Mutual Funds, Inc., dated October 31, 2018, are incorporated by reference to the fund’s Annual Report to shareholders, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on December 28, 2018.

4.
Unaudited Financial Statements of Capital Value, a series of American Century Mutual Funds, Inc., dated April 30, 2019, are incorporated by reference to the fund’s Semi-Annual Report to shareholders, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on June 27, 2019.

5.
Audited Financial Statements of Value, a series of American Century Capital Portfolios, Inc., dated March 31, 2019, are incorporated by reference to the fund’s Annual Report to shareholders, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on May 28, 2019.

6.	Pro forma financial information has not been prepared for the Reorganization because the Capital Value Fund represents less than 10% of the assets of Value Fund.
References to the above-listed documents include any supplements to such documents in effect as of the date of the related Proxy Statement and Prospectus.

Form of Proxy Card

American Century Investments®

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website **www.proxyvote.com**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

E82195-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

YOUR VOTE IS IMPORTANT.
PLEASE COMPLETE, SIGN AND RETURN THIS CARD AS SOON AS POSSIBLE.

NOTE: Please sign this proxy exactly as your name appears on this proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Signature (And Title if Applicable) ____________ Date ______

Signature (If held Jointly) ____________ Date ______

The proxy statement for this meeting is available at: americancentury.com/fund-proxy

E82196-TBD

PROXY CARD

AMERICAN CENTURY CAPITAL VALUE FUND

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholder of the above-referenced Fund (the "Fund") hereby appoints each of Ashley L. Bergus, Ryan L. Blaine, Brian L. Brogan, Evan C. Johnson, Kathleen Gunja Nelson, and Giles M. Walsh, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on September 30, 2019 at the principal executive offices of American Century Investments at 4500 Main Street, Kansas City, Missouri 64111 at 10:00 a.m. Central Time, and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. **IF THE PROXY IS PROPERLY EXECUTED BUT NO CHOICE IS INDICATED AS TO THE PROPOSAL, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THE PROPOSAL. DISCRETIONARY AUTHORITY IS HEREBY CONFERRED AS TO ALL OTHER MATTERS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT THEREOF. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.**

American Century Capital Portfolios, Inc.

PART C OTHER INFORMATION

Item 15. Indemnification

The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16. Exhibits

(1)    (a)    Articles of Incorporation of Twentieth Century Capital Portfolios, Inc., dated June 11, 1993 (filed electronically as Exhibit 1a to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on July 31, 1996, File No. 33-64872, and incorporated herein by reference).

(b)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on October 10, 2002, File No. 33-64872, and incorporated herein by reference).

(c)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on July 31, 1996, File No. 33-64872, and incorporated herein by reference).

(d)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated September 9, 1996 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(e)    Articles of Amendment of Twentieth Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as Exhibit b1c to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

(f)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as Exhibit b1d to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

(g)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 30, 1997 (filed electronically as Exhibit b1e to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

(h)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated May 15, 1997 (filed electronically as Exhibit b1f to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

(i)    Articles of Merger merging RREEF Securities Fund, Inc. with and into American Century Capital Portfolios, Inc., dated June 13, 1997 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(j)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 18, 1997 (filed electronically as Exhibit b1g to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

(k)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 1, 1998 (filed electronically as Exhibit b1h to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on June 26, 1998, File No. 33-64872, and incorporated herein by reference).

(l)    Articles Supplementary of American Century Capital Portfolios, Inc., dated January 29, 1999 (filed electronically as Exhibit b1i to Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on December 29, 1998, File No. 33-64872, and incorporated herein by reference).

(m)    Articles Supplementary of American Century Capital Portfolios, Inc., dated February 16, 1999 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(n)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated May 12, 1999 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on October 10, 2002, File No. 33-64872, and incorporated herein by reference).

(o)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 2, 1999 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on July 29, 1999, File No. 33-64872, and incorporated herein by reference).

(p)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 8, 2000 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on July 28, 2000, File No. 33-64872, and incorporated herein by reference).

(q)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 20, 2001, File No. 33-64872, and incorporated herein by reference).

(r)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 20, 2001, File No. 33-64872, and incorporated herein by reference).

(s)    Articles Supplementary of American Century Capital Portfolios, Inc., dated May 21, 2001 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on July 30, 2001, File No. 33-64872, and incorporated herein by reference).

(t)    Articles Supplementary of American Century Capital Portfolios, Inc., dated August 23, 2001 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(u)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(v)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(w)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(x)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated June 17, 2002 (filed electronically as Exhibit a22 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(y)    Articles Supplementary of American Century Capital Portfolios, Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(z)    Articles Supplementary of American Century Capital Portfolios, Inc., dated August 6, 2003 (filed electronically as Exhibit a26 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on August 28, 2003, File No. 33-64872, and incorporated herein by reference).

(aa)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 5, 2003 (filed electronically as Exhibit a27 to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

(bb)    Articles Supplementary of American Century Capital Portfolios, Inc., dated January 12, 2004 (filed electronically as Exhibit a28 to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

(cc)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on May 26, 2004, File No. 33-64872, and incorporated herein by reference).

(dd)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 7, 2004 (filed electronically as Exhibit a30 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-64872, and incorporated herein by reference).

(ee)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 21, 2004 (filed electronically as Exhibit a31 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-64872, and incorporated herein by reference).

(ff)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 17, 2004 (filed electronically as Exhibit a32 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(gg)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 22, 2005 (filed electronically as Exhibit a32 to Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on July 28, 2005, File No. 33-64872, and incorporated herein by reference).

(hh)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 13, 2005 (filed electronically as Exhibit 1(gg) to the Registration Statement on Form N-14 of the Registrant on December 22, 2005, File No. 33-64872, and incorporated herein by reference).

(ii)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 15, 2006 (filed electronically as Exhibit a34 to Post-Effective Amendment No. 37 to the Registration Statement of the Registrant on April 28, 2006, File No. 33-64872, and incorporated herein by reference).

(jj)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 9, 2007 (filed electronically as Exhibit a35 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on May 15, 2007, File No. 33-64872, and incorporated herein by reference).

(kk)    Articles Supplementary of American Century Capital Portfolios, Inc., dated July 23, 2007 (filed electronically as Exhibit a36 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-64872, and incorporated herein by reference).

(ll)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated August 13, 2007 (filed electronically as Exhibit a38 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(mm)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated August 13, 2007 (filed electronically as Exhibit a39 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(nn)    Articles of Amendment of American Century Capital Portfolios, Inc., dated August 29, 2007 (filed electronically as Exhibit a40 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(oo)    Articles Supplementary of American Century Capital Portfolios, Inc., dated September 10, 2007 (filed electronically as Exhibit a41 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(pp)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated September 18, 2007 (filed electronically as Exhibit a42 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(qq)    Articles of Amendment of American Century Capital Portfolios, Inc., dated November 27, 2007 (filed electronically as Exhibit a43 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(rr)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 27, 2007 (filed electronically as Exhibit a44 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(ss)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 9, 2009 (filed electronically as Exhibit a45 to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on May 13, 2009, File No. 33-64872, and incorporated herein by reference).

(tt)    Articles Supplementary of American Century Capital Portfolios, Inc., dated September 15, 2009 (filed electronically as Exhibit a46 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(uu)    Articles of Amendment of American Century Capital Portfolios, Inc., dated February 16, 2010 (filed electronically as Exhibit a47 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(vv)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 28, 2010 (filed electronically as Exhibit a48 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(ww)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 5, 2011 (filed electronically as Exhibit a49 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on January 28, 2011, File No. 33-64872, and incorporated herein by reference).

(xx)     Articles of Amendment of American Century Capital Portfolios, Inc., dated September 7, 2011 (filed electronically as Exhibit a50 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(yy)    Articles of Amendment of American Century Capital Portfolios, Inc., dated May 3, 2013 (filed electronically as Exhibit a51 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

(zz)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 7, 2014, (filed electronically as Exhibit a52 to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on July 29, 2014, File No. 33-64872, and incorporated herein by reference).

(aaa)    Articles of Amendment of American Century Capital Portfolios, Inc., dated December 9, 2014, (filed electronically as Exhibit a53 to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on December 10, 2014, File No. 33-64872, and incorporated herein by reference).

(bbb)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 7, 2015 (filed electronically as Exhibit a54 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(ccc)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 27, 2015 (filed electronically as Exhibit a55 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(ddd)    Articles of Amendment of American Century Capital Portfolios, Inc., dated February 2, 2015 (filed electronically as Exhibit a56 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(eee)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 31, 2015 (filed electronically as Exhibit a57 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(fff)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 11, 2015 (filed electronically as Exhibit a58 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(ggg)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 3, 2015 (filed electronically as Exhibit a59 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(hhh)    Articles of Amendment of American Century Capital Portfolios, Inc., dated December 2, 2015(filed electronically as Exhibit a60 to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on December 29, 2015, File No. 33-64872, and incorporated herein by reference).

(iii)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 12, 2016 (filed electronically as Exhibit a61 to Post-Effective Amendment No. 76 to the Registration Statement of the Registrant on February 26, 2016, File No. 33-64872, and incorporated herein by reference).

(jjj)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 3, 2016 (filed electronically as Exhibit a62 to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on July 28, 2016, File No. 33-64872, and incorporated herein by reference).

(kkk)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 14, 2017 (filed electronically as Exhibit a63 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-64872, and incorporated herein by reference).

(lll)    Articles of Amendment of American Century Capital Portfolios, Inc., dated July 5, 2017 (filed electronically as Exhibit a64 to Post-Effective Amendment No. 96 to the Registration Statement of the Registrant on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

(mmm)    Articles of Amendment of American Century Capital Portfolios, Inc., dated September 8, 2017 (filed electronically as Exhibit a65 to Post-Effective Amendment No. 98 to the Registration Statement of the Registrant on December 15, 2017, File No. 33-64872, and incorporated herein by reference).

(nnn)    Articles of Amendment of American Century Capital Portfolios, Inc., dated September 13, 2018 (filed electronically as Exhibit a66 to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on December 18, 2018, File No. 33-64872, and incorporated herein by reference).

(ooo) Articles of Amendment of American Century Capital Portfolios, Inc., dated March 7, 2019 (filed electronically as Exhibit a67 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).
herein.

(2)    Amended and Restated By-Laws, dated June 26, 2019, are included herein.

(3)    Not applicable.

(4)    Form of Agreement and Plan of Reorganization, is included herein as Appendix A to the Proxy Statement/Prospectus in Part A of this Registration Statement.

(5)    Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrant’s Articles of Incorporation, appearing as Exhibit 1a herein, and Sections 3-11 of Registrant’s Amended and Restated By-Laws, included herein.

     (6)    (a)    Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of August 1, 2011 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 29, 2011, File No. 33-64872, and incorporated herein by reference).

(b)     Amendment No. 1 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 26, 2013 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

(c)     Amendment No. 2 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-64872, and incorporated herein by reference).

(d)     Amendment No. 3 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 31, 2017 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 96 to the Registration Statement of the Registrant on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

(e)    Amendment No. 4 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 1, 2019 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(f)    Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 28, 2011 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on April 28, 2011, File No. 33-64872, and incorporated herein by reference).

(g)    Amendment No. 1 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of October 31, 2011 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(h)    Amendment No. 2 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 26, 2013 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

(i)     Amendment No. 3 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 1, 2015 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on February 27, 2015, File No. 33-64872, and incorporated herein by reference).

(j)    Amendment No. 4 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2015 (filed electronically as Exhibit d7 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(k)    Amendment No. 5 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d9 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-64872, and incorporated herein by reference).

(l)    Amendment No. 6 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 31, 2017 (filed electronically as Exhibit d11 to Post-Effective Amendment No. 96 to the Registration Statement of the Registrant on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

(m)    Amendment No. 7 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of August 1, 2018 (filed electronically as Exhibit d12 to Post-Effective Amendment No. 103 to the Registration Statement of the Registrant on July 27, 2018, File No. 33-64872, and incorporated herein by reference).

(n)    Amendment No. 8 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 1, 2019 (filed electronically as Exhibit d14 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(o)    Subadvisory Agreement between American Century Investment Management, Inc. and Perella Weinberg Partners Capital Management LP, effective as of May 5, 2015 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(p)    Amendment No. 1 to Subadvisory Agreement between American Century Investment Management, Inc. and Perella Weinberg Partners Capital Management LP, dated September 12, 2017 (filed electronically as Exhibit d14 to Post-Effective Amendment No. 106 to the Registration Statement of the Registrant on February 28, 2019, File No. 33-64872, and incorporated herein by reference).

(q)    Subadvisory Agreement between American Century Investment Management, Inc. and Arrowpoint Asset Management LLC, effective as of March 17, 2015 (filed electronically as Exhibit d9 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(r)    Subadvisory Agreement between American Century Investment Management, Inc. and Good Hill Partners LP, effective as of March 13, 2015 (filed electronically as Exhibit d10 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(s)    Subadvisory Agreement between American Century Investment Management, Inc. and Timbercreek Asset Management (U.S.) LLC, effective as of July 8, 2016 (filed electronically as Exhibit d15 to Post-Effective Amendment No. 96 to the Registration Statement of the Registrant on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

(t)    Subadvisory Agreement between American Century Investment Management, Inc. and Sankaty Advisors, LP, effective as of May 15, 2015 (filed electronically as Exhibit d14 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(u)    Subadvisory Agreement between American Century Investment Management, Inc. and Marathon Asset Management, L.P., effective as of September 18, 2018 (filed electronically as Exhibit d19 to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on December 18, 2018, File No. 33-64872, and incorporated herein by reference).

(7)    (a)    Amended and Restated Distribution Agreement between American Century Capital Portfolios, Inc. and American Century Investment Services, Inc., effective as of April 1, 2019 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(b)    Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 75 to the Registration Statement of American Century Government Income Trust on April 7, 2017, File No. 2-99222, and incorporated herein by reference).

(8)     Not applicable.

(9)   (a)    Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(b)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of May 21, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Target Maturities Trust on January 28, 2016, File No. 002-94608, and incorporated herein by reference).

(c)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of January 9, 2018 (filed electronically as Exhibit g3 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century ETF Trust on January 8, 2018, File No. 333-221045, and incorporated herein by reference).

(d)    Notice of Additional Portfolios dated October 4, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(e)    Notice of Additional Portfolios dated February 17, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(f)    Special Custody and Pledge Agreement with Goldman and Sachs & Co. and State Street Bank and Trust Company, dated as of August 1, 2011 (filed electronically as Exhibit g5 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(g)     Amendment to Special Custody and Pledge Agreement with Goldman and Sachs & Co. and State Street Bank and Trust Company, dated as of October 31, 2011 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(10)   (a)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(b)     Amendment No. 1 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Capital Portfolios, Inc., effective as of May 1, 2015 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(c)     Amendment No. 2 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Capital Portfolios, Inc., effective as of April 1, 2019 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(d)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(e)    Amendment No. 1 to  Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Capital Portfolios, Inc. effective as of May 1, 2015 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(f)    Amendment No. 6 to  Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Capital Portfolios, Inc. effective as of April 1, 2019 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(g)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(h)     Amendment No. 1 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Capital Portfolios, Inc. effective as of May 1, 2015 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(i)     Amendment No. 2 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Capital Portfolios, Inc. effective as of April 1, 2019 (filed electronically as Exhibit m9 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(j)     Amended and Restated Multiple Class Plan of American Century Capital Portfolios, Inc. (filed electronically as Exhibit n to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(11)     Opinion and Consent of Counsel dated June 28, 2019, is included herein.

(12)     Opinion and Consent of Counsel as to the tax matters and consequences (to be filed by amendment).

(13)    Amended and Restated Transfer Agency Agreement between American Century Capital Portfolios, Inc. and American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-65170, and incorporated herein by reference).

(14)    Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated June 27, 2019, is included herein.

(15)    Not applicable.

(16)        (a)    Power of Attorney, dated June 26, 2019, is included herein.

(b)    Secretary’s Certificate, dated June 26, 2019, is included herein.

(17)    Other Exhibits

(a)     Prospectus for Value Fund, as supplemented to date, dated August 1, 2019 (filed electronically as Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on July 29, 2019, File No. 33-64872, and incorporated herein by reference).

(b)     Statement of Additional Information for the Registrant, as supplemented to date, dated August 1, 2019 (filed electronically as Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on July 29, 2019, File No. 33-64872, and incorporated herein by reference).

(c)     Prospectus for Capital Value, dated March 1, 2019 (filed electronically as Post-Effective Amendment No. 155 to the Registration Statement of American Century Mutual Funds, Inc. on February 27, 2019, File No. 002-14213, and incorporated herein by reference).

(d)     Statement of Additional Information for Capital Value, as supplemented to date, dated April 1, 2019 (filed electronically as Post-Effective Amendment No. 157 to the Registration Statement of American Century Mutual Funds, Inc. on March 29, 2019, File No. 002-14213, and incorporated herein by reference).

(e)    Semiannual Report of the Capital Value for the year ended April 30, 2019 (filed electronically on June 27, 2019, File No. 811-00816, and incorporated herein by reference).

(f)    Annual Report of the Value Fund for the period ended March 31, 2019 (filed electronically on May 28, 2019, File No. 811-07820, and incorporated herein by reference).

Item 17 Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Kansas City, State of Missouri on the 28th day of June, 2019.

American Century Capital Portfolios, Inc.
(Registrant)
By: *_________________________________
Jonathan S. Thomas
President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	June 28, 2019

* _________________________________ R. Wes Campbell	Treasurer and Chief Financial Officer	June 28, 2019

* _________________________________ Thomas W. Bunn	Director	June 28, 2019

* _________________________________ Chris H. Cheesman	Director	June 28, 2019

* _________________________________ Barry Fink	Director	June 28, 2019

* _________________________________ Rajesh K. Gupta	Director	June 28, 2019

* _________________________________ Lynn M. Jenkins	Director	June 28, 2019

* _________________________________ Jan M. Lewis	Director	June 28, 2019
* _________________________________ John R. Whitten	Director	June 28, 2019

* _________________________________ Stephen E. Yates	Chairman of the Board and Director	June 28, 2019

*By: /s/ Giles M. Walsh Giles M. Walsh Attorney in Fact (pursuant to Power of Attorney dated June 26, 2019)

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

EXHIBIT 4	Amended and Restated By-Laws, dated June 26, 2019

EXHIBIT 11	Opinion and Consent of Counsel, dated June 28, 2019

EXHIBIT 14	Consent of Deloitte & Touche LLC, independent registered public accounting firm, dated June 27, 2019

EXHIBIT 16a	Power of Attorney, dated June 26, 2019

EXHIBIT 16b	Secretary’s Certificate, dated June 26, 2019